Debt (Tables)	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments

The Company’s debt as of December 31, consisted of the following (in thousands):

	2019	2018
New Credit Facility:
Revolving credit facility	$58,500	$—
Term Loan	240,000	—
Delayed Draw Term Loan (DDTL)	60,000	—
Prior Credit Facility:
Line of credit	—	50,000
Contract draw loan	—	67,000
Term loans	—	115,625

Total debt	358,500	232,625
Less: Debt issuance costs	(8,808)	(1,230)

Total debt, net of debt issuance costs	349,692	231,395
Less: Current maturities	(15,000)	(62,500)

Total debt, net of current maturities	$334,692	$168,895

Schedule of Maturities of Long-term Debt

The principal maturities of long-term debt as of December 31, 2019 are as follows (in thousands):

Year ending December 31:
2020	$15,000
2021	15,000
2022	15,000
2023	15,000
2024	298,500

Total debt	$358,500

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments	The carrying value and estimated fair value of our debt at December 31, was as follows (in thousands):

	2019	2018
Carrying value	$349,692	$231,395
Estimated Fair value	349,692	229,763